Revenue (Tables)	12 Months Ended
Dec. 31, 2020
Revenue Tables [Abstract]
Schedule of subscription and services	Subscription and services
	2020	2019
Revenue from contracts with customers	19,114	23,449
Other	—	1,862
Total	19,114	25,311